Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
Charterer	2015	2016	2017
A	13%	—	—